Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Mar. 31, 2024
Notes Tables
Summary of Valuation Allowance [Table Text Block]
Description	Balance at
	Beginning			Balance at
	of Period	Additions (A)	Deductions (B)	End of Period
Year ended March 31, 2024
Allowance for credit losses and cash discounts (deducted from related asset account)	$183	$—	(86)	$97
Year ended March 31, 2023
Allowance for credit losses and cash discounts (deducted from related asset account)	$85	$98	—	$183